INTANGIBLE ASSETS (INCLUDING GOODWILL) - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 455	€ 422	€ 403
P&ARP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	448
Carrying value	1,763
Recoverable value	€ 2,653
Increase discount rate	5.00%
Decrease in the perpetual growth	9.00%
P&ARP | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate, cash flows projections	0.00%
Discount rate, cash flows projections	9.00%
P&ARP | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate, cash flows projections	1.50%
Discount rate, cash flows projections	9.50%
A&T
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 5
AS&I
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 2